Needham Small Cap Growth Fund
Needham Small Cap Growth Fund
THE NEEDHAM FUNDS, INC.

Needham Small Cap Growth Fund

SUPPLEMENT DATED APRIL 1, 2019 TO THE SUMMARY PROSPECTUS
AND PROSPECTUS DATED MAY 1, 2018

Needham Investment Management, L.L.C. (the “Adviser”) has entered into a new Fee Waiver and Expense Reimbursement Agreement under which the Adviser has agreed to waive its fee and, if necessary, reimburse the Needham Small Cap Growth Fund (the “Fund”) until April 30, 2020 to the extent Total Annual Fund Operating Expenses exceed 1.85% and 1.18% of the average daily net assets of Retail Class shares and Institutional Class shares respectively, of the Fund.

Accordingly, effective April 1, 2019, the following replaces any contrary information contained in “Fees and Expenses of the Small Cap Growth Fund” in the Summary Prospectus and “Summary Section—Needham Small Cap Growth Fund—Fees and Expenses of the Small Cap Growth Fund” in the Prospectus:

Fees and Expenses of the Small Cap Growth Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Growth Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Needham Small Cap Growth Fund		Retail Class	Institutional Class
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Dividends on Short Positions and Interest Expense		none	none
All Remaining Other Expenses		0.65%	0.83%
Total Other Expenses		0.65%	0.83%
Acquired Fund Fees and Expenses		0.06%	0.06%
Total Annual Fund Operating Expenses		2.21%	2.14%
Fee Waiver/Expense Reimbursement (or Recoupment)	[1]	(0.30%)	(0.90%)
Total Annual Fund Operating Expenses after Fee Waiver/ Expense Reimbursement (or Recoupment)		1.91%	1.24%
[1]	Reflects a contractual agreement by Needham Investment Management LLC (the "Adviser") to waive its fee and, if necessary, reimburse the Small Cap Growth Fund until April 30, 2020 to the extent Total Annual Fund Operating Expenses exceed 1.85% and 1.18% of the average daily net assets of Retail Class shares and Institutional Class shares respectively, of the Small Cap Growth Fund (the "Expense Cap"). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Small Cap Growth Fund fees waived and expenses reimbursed to the extent that such recovery would not cause the total Annual Fund Operating Expenses of the Small Cap Growth Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. Any such recovery will not include interest. The Expense Cap limitation on Total Annual Fund Operating Expenses excludes taxes, interest, brokerage, dividends on short positions, fees and expenses of "acquired funds" and extraordinary items but includes the management fee.

Example
This example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Small Cap Growth Fund’s operating expenses remain the same giving effect to the fee waiver and expense reimbursement arrangement in year one only.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Needham Small Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Retail Class	194	662	1,157	2,521
Institutional Class	126	583	1,067	2,401

* * * Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.